Consolidated Statements of Changes in Equity (Deficit) - USD ($)		Ordinary shares		Additional paid-in capital	Statutory reserves	Accumulated deficit	Accumulated other comprehensive income (loss)	Non- controlling interests	Total
Balance at Sep. 30, 2020		$ 46	[1]	$ 2,293,919	$ 650	$ (2,175,342)	$ 3,694	$ (150,124)	$ (27,157)
Balance (in Shares) at Sep. 30, 2020	[1]	23,015,777
Capital contribution			[1]	818,263					818,263
Net income (loss) for the year			[1]			1,416,462		(2,295)	1,414,167
Appropriation to statutory reserve			[1]		38,970	(38,970)
Foreign currency translation adjustment			[1]				1,429	6,554	7,983
Balance at Sep. 30, 2021		$ 46	[1]	3,112,182	39,620	(797,850)	5,123	(145,865)	2,213,256
Balance (in Shares) at Sep. 30, 2021	[1]	23,015,777
Capital contribution		$ 1	[1]	1,999,999					2,000,000
Capital contribution (in Shares)	[1]	602,260
Net income (loss) for the year			[1]			(267,222)		1,981	(265,241)
Appropriation to statutory reserve			[1]
Foreign currency translation adjustment			[1]				(198,447)	323	(198,124)
Balance at Sep. 30, 2022		$ 47	[1]	5,112,181	39,620	(1,065,072)	(193,324)	(143,561)	3,749,891
Balance (in Shares) at Sep. 30, 2022	[1]	23,618,037
Capital contribution		$ 5	[1]	10,923,048					10,923,053
Capital contribution (in Shares)	[1]	2,308,118
Net income (loss) for the year			[1]			6,551,838		(579)	6,551,259
Appropriation to statutory reserve			[1]		328,651	(328,651)
Foreign currency translation adjustment			[1]				(410,858)	3,610	(407,248)
Balance at Sep. 30, 2023		$ 52	[1]	$ 16,035,229	$ 368,271	$ 5,158,115	$ (604,182)	$ (140,530)	$ 20,816,955
Balance (in Shares) at Sep. 30, 2023	[1]	25,926,155

[1]	Retrospectively restated for effect of stock split and share reorganization (see Note 12).